LOANS TO THIRD PARTIES-LONG TERM	12 Months Ended
Jun. 30, 2026
LOANS TO THIRD PARTIES- LONG TERM
LOANS TO THIRD PARTIES- LONG TERM

NOTE 7. LOANS TO THIRD PARTIES-LONG TERM

Loans to third parties-long term consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Working fund to third party companies	¥118,500,000	¥283,684,309	$41,809,894
Loans to third parties-long term	¥118,500,000	¥283,684,309	$41,809,894

Long-term loans are interest-bearing, with interest rates ranging from 4.2% to 12.0% per annum, and have terms exceeding one year. Long-term loans are typically secured by collateral or other protective measures, which mitigate risk and ensure repayment is guaranteed. The Company periodically reviewed the loans to third parties as to whether their carrying values remain realizable. The Company believes that the risks associated with the above loans are relatively low based on the evaluation of the creditworthiness of these third-party debtors and the relationships with them. As of the date of this report, nil was matured, and the remaining amount is expected to be paid in full in accordance with the terms and conditions specified in the contract.

In October 2025, upon approval by the Company’s Board, the Company entered into a special‑purpose loan agreement with a domestic company and extended a RMB 100 million loan to participate in an industrial park project. This loan has a 20-year term and bears interest at 4.5% per annum. In 2026, two additional special‑purpose loans aggregating RMB 162 million were granted for the same industrial park initiative; these loans have a 20‑year term, carry an annual interest rate of 4.2%, and are collateralized by project‑related land use rights. All loans are designed to generate long term capital gains and other business resources, and their proceeds can only be used for land acquisition, infrastructure construction and pre‑operational investment promotion for the project.

As of the date of this report, the company’s long-term third-party loans were covered by collateral with a total fair value of ¥800.0 million (approximately $117.9 million).